Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Prudential Investment Portfolios, Inc. 10
Entity Central Index Key	0001035018
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
PGIM JENNISON GLOBAL EQUITY INCOME FUND - CLASS A
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Global Equity Income Fund
Class Name	Class A
Trading Symbol	SPQAX
Annual or Semi-Annual Statement [Text Block]	This
semiannual shareholder report
contains important information about the Class A shares of the PGIM Jennison Global Equity Income Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Global Equity Income Fund—Class A	$61	1.13%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.13%
Net Assets	$ 841,495,885
Holdings Count | Holding	49
Investment Company, Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?
Fund’s net assets	$ 841,495,885
Number of fund holdings	49
Portfolio turnover rate for the period	1%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Industry Classification	% of Net Assets
Insurance	12.1%
Semiconductors & Semiconductor Equipment	10.9%
Oil, Gas & Consumable Fuels	10.6%
Electric Utilities	6.2%
Biotechnology	5.5%
Banks	4.8%
Machinery	4.7%
Multi-Utilities	4.7%
Technology Hardware, Storage & Peripherals	4.2%
Pharmaceuticals	4.1%
Electronic Equipment, Instruments & Components	3.5%
Industrial REITs	3.3%
Diversified Telecommunication Services	3.2%
Consumer Staples Distribution & Retail	3.1%
Ground Transportation	2.4%
Automobile Components	2.0%
Construction & Engineering	1.5%
IT Services	1.4%
Specialized REITs	1.4%
Industry Classification	% of Net Assets
Chemicals	1.3%
Commercial Services & Supplies	1.2%
Personal Care Products	1.1%
Communications Equipment	1.1%
Transportation Infrastructure	0.9%
Electrical Equipment	0.8%
Beverages	0.8%
Hotels, Restaurants & Leisure	0.7%
Software	0.5%
Residential REITs	0.5%
Affiliated Mutual Fund - Short Term Investment	0.4%
Others*	0.4%
99.3%
Other assets in excess of liabilities	0.7%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

PGIM JENNISON GLOBAL EQUITY INCOME FUND - CLASS C
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Global Equity Income Fund
Class Name	Class C
Trading Symbol	AGOCX
Annual or Semi-Annual Statement [Text Block]	This
semiannual shareholder report
contains important information about the Class C shares of the PGIM Jennison Global Equity Income Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Global Equity Income Fund—Class C	$114	2.11%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	2.11%
Net Assets	$ 841,495,885
Holdings Count | Holding	49
Investment Company, Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?
Fund’s net assets	$ 841,495,885
Number of fund holdings	49
Portfolio turnover rate for the period	1%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Industry Classification	% of Net Assets
Insurance	12.1%
Semiconductors & Semiconductor Equipment	10.9%
Oil, Gas & Consumable Fuels	10.6%
Electric Utilities	6.2%
Biotechnology	5.5%
Banks	4.8%
Machinery	4.7%
Multi-Utilities	4.7%
Technology Hardware, Storage & Peripherals	4.2%
Pharmaceuticals	4.1%
Electronic Equipment, Instruments & Components	3.5%
Industrial REITs	3.3%
Diversified Telecommunication Services	3.2%
Consumer Staples Distribution & Retail	3.1%
Ground Transportation	2.4%
Automobile Components	2.0%
Construction & Engineering	1.5%
IT Services	1.4%
Specialized REITs	1.4%
Industry Classification	% of Net Assets
Chemicals	1.3%
Commercial Services & Supplies	1.2%
Personal Care Products	1.1%
Communications Equipment	1.1%
Transportation Infrastructure	0.9%
Electrical Equipment	0.8%
Beverages	0.8%
Hotels, Restaurants & Leisure	0.7%
Software	0.5%
Residential REITs	0.5%
Affiliated Mutual Fund - Short Term Investment	0.4%
Others*	0.4%
99.3%
Other assets in excess of liabilities	0.7%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

PGIM JENNISON GLOBAL EQUITY INCOME FUND - CLASS R
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Global Equity Income Fund
Class Name	Class R
Trading Symbol	PJERX
Annual or Semi-Annual Statement [Text Block]	This
semiannual shareholder report
contains important information about the Class R shares of the PGIM Jennison Global Equity Income Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Global Equity Income Fund—Class R	$79	1.46%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	1.46%
Net Assets	$ 841,495,885
Holdings Count | Holding	49
Investment Company, Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?
Fund’s net assets	$ 841,495,885
Number of fund holdings	49
Portfolio turnover rate for the period	1%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Industry Classification	% of Net Assets
Insurance	12.1%
Semiconductors & Semiconductor Equipment	10.9%
Oil, Gas & Consumable Fuels	10.6%
Electric Utilities	6.2%
Biotechnology	5.5%
Banks	4.8%
Machinery	4.7%
Multi-Utilities	4.7%
Technology Hardware, Storage & Peripherals	4.2%
Pharmaceuticals	4.1%
Electronic Equipment, Instruments & Components	3.5%
Industrial REITs	3.3%
Diversified Telecommunication Services	3.2%
Consumer Staples Distribution & Retail	3.1%
Ground Transportation	2.4%
Automobile Components	2.0%
Construction & Engineering	1.5%
IT Services	1.4%
Specialized REITs	1.4%
Industry Classification	% of Net Assets
Chemicals	1.3%
Commercial Services & Supplies	1.2%
Personal Care Products	1.1%
Communications Equipment	1.1%
Transportation Infrastructure	0.9%
Electrical Equipment	0.8%
Beverages	0.8%
Hotels, Restaurants & Leisure	0.7%
Software	0.5%
Residential REITs	0.5%
Affiliated Mutual Fund - Short Term Investment	0.4%
Others*	0.4%
99.3%
Other assets in excess of liabilities	0.7%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

PGIM JENNISON GLOBAL EQUITY INCOME FUND - CLASS Z
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Global Equity Income Fund
Class Name	Class Z
Trading Symbol	JDEZX
Annual or Semi-Annual Statement [Text Block]	This
semiannual shareholder report
contains important information about the Class Z shares of the PGIM Jennison Global Equity Income Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Global Equity Income Fund—Class Z	$48	0.88%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.88%
Net Assets	$ 841,495,885
Holdings Count | Holding	49
Investment Company, Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?
Fund’s net assets	$ 841,495,885
Number of fund holdings	49
Portfolio turnover rate for the period	1%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Industry Classification	% of Net Assets
Insurance	12.1%
Semiconductors & Semiconductor Equipment	10.9%
Oil, Gas & Consumable Fuels	10.6%
Electric Utilities	6.2%
Biotechnology	5.5%
Banks	4.8%
Machinery	4.7%
Multi-Utilities	4.7%
Technology Hardware, Storage & Peripherals	4.2%
Pharmaceuticals	4.1%
Electronic Equipment, Instruments & Components	3.5%
Industrial REITs	3.3%
Diversified Telecommunication Services	3.2%
Consumer Staples Distribution & Retail	3.1%
Ground Transportation	2.4%
Automobile Components	2.0%
Construction & Engineering	1.5%
IT Services	1.4%
Specialized REITs	1.4%
Industry Classification	% of Net Assets
Chemicals	1.3%
Commercial Services & Supplies	1.2%
Personal Care Products	1.1%
Communications Equipment	1.1%
Transportation Infrastructure	0.9%
Electrical Equipment	0.8%
Beverages	0.8%
Hotels, Restaurants & Leisure	0.7%
Software	0.5%
Residential REITs	0.5%
Affiliated Mutual Fund - Short Term Investment	0.4%
Others*	0.4%
99.3%
Other assets in excess of liabilities	0.7%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

PGIM JENNISON GLOBAL EQUITY INCOME FUND - CLASS R6
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Global Equity Income Fund
Class Name	Class R6
Trading Symbol	PJIQX
Annual or Semi-Annual Statement [Text Block]	This
semiannual shareholder report
contains important information about the Class R6 shares of the PGIM Jennison Global Equity Income Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Global Equity Income Fund—Class R6	$43	0.80%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.80%
Net Assets	$ 841,495,885
Holdings Count | Holding	49
Investment Company, Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?
Fund’s net assets	$ 841,495,885
Number of fund holdings	49
Portfolio turnover rate for the period	1%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Industry Classification	% of Net Assets
Insurance	12.1%
Semiconductors & Semiconductor Equipment	10.9%
Oil, Gas & Consumable Fuels	10.6%
Electric Utilities	6.2%
Biotechnology	5.5%
Banks	4.8%
Machinery	4.7%
Multi-Utilities	4.7%
Technology Hardware, Storage & Peripherals	4.2%
Pharmaceuticals	4.1%
Electronic Equipment, Instruments & Components	3.5%
Industrial REITs	3.3%
Diversified Telecommunication Services	3.2%
Consumer Staples Distribution & Retail	3.1%
Ground Transportation	2.4%
Automobile Components	2.0%
Construction & Engineering	1.5%
IT Services	1.4%
Specialized REITs	1.4%
Industry Classification	% of Net Assets
Chemicals	1.3%
Commercial Services & Supplies	1.2%
Personal Care Products	1.1%
Communications Equipment	1.1%
Transportation Infrastructure	0.9%
Electrical Equipment	0.8%
Beverages	0.8%
Hotels, Restaurants & Leisure	0.7%
Software	0.5%
Residential REITs	0.5%
Affiliated Mutual Fund - Short Term Investment	0.4%
Others*	0.4%
99.3%
Other assets in excess of liabilities	0.7%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS A
Shareholder Report [Line Items]
Fund Name	PGIM Quant Solutions Mid-Cap Value Fund
Class Name	Class A
Trading Symbol	SPRAX
Annual or Semi-Annual Statement [Text Block]	This
semiannual shareholder report
contains important information about the Class A shares of the PGIM Quant Solutions Mid-Cap Value Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Mid-Cap Value Fund—Class A	$61	1.13%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.13%
Net Assets	$ 179,859,455
Holdings Count | Holding	256
Investment Company, Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?
Fund’s net assets	$ 179,859,455
Number of fund holdings	256
Portfolio turnover rate for the period	49%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Industry Classification	% of Net Assets
Oil, Gas & Consumable Fuels	7.1%
Machinery	6.8%
Electronic Equipment, Instruments & Components	6.0%
Insurance	4.9%
Capital Markets	4.5%
Electric Utilities	4.3%
Technology Hardware, Storage & Peripherals	4.1%
Semiconductors & Semiconductor Equipment	3.7%
Software	3.2%
Biotechnology	3.0%
Electrical Equipment	2.9%
Pharmaceuticals	2.5%
Specialized REITs	2.5%
Life Sciences Tools & Services	2.3%
Aerospace & Defense	2.1%
Retail REITs	2.0%
Multi-Utilities	2.0%
Metals & Mining	2.0%
Consumer Staples Distribution & Retail	2.0%
Specialty Retail	1.9%
Health Care Providers & Services	1.9%
Passenger Airlines	1.8%
Building Products	1.7%
Food Products	1.5%
Consumer Finance	1.4%
Real Estate Management & Development	1.4%
Health Care Equipment & Supplies	1.4%
Industry Classification	% of Net Assets
Hotels, Restaurants & Leisure	1.3%
Media	1.2%
Energy Equipment & Services	1.1%
Construction & Engineering	1.1%
Trading Companies & Distributors	1.1%
Chemicals	1.1%
IT Services	1.1%
Affiliated Mutual Fund - Short Term Investment (0.7% represents investments purchased with collateral from securities on loan)	1.0%
Banks	0.9%
Diversified Consumer Services	0.9%
Hotel & Resort REITs	0.8%
Containers & Packaging	0.8%
Air Freight & Logistics	0.7%
Household Products	0.7%
Gas Utilities	0.7%
Automobile Components	0.7%
Financial Services	0.5%
Beverages	0.5%
Ground Transportation	0.5%
Others*	3.2%
100.8%
Liabilities in excess of other assets	(0.8)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS C
Shareholder Report [Line Items]
Fund Name	PGIM Quant Solutions Mid-Cap Value Fund
Class Name	Class C
Trading Symbol	NCBVX
Annual or Semi-Annual Statement [Text Block]	This
semiannual shareholder report
contains important information about the Class C shares of the PGIM Quant Solutions Mid-Cap Value Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Mid-Cap Value Fund—Class C	$104	1.95%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	1.95%
Net Assets	$ 179,859,455
Holdings Count | Holding	256
Investment Company, Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?
Fund’s net assets	$ 179,859,455
Number of fund holdings	256
Portfolio turnover rate for the period	49%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Industry Classification	% of Net Assets
Oil, Gas & Consumable Fuels	7.1%
Machinery	6.8%
Electronic Equipment, Instruments & Components	6.0%
Insurance	4.9%
Capital Markets	4.5%
Electric Utilities	4.3%
Technology Hardware, Storage & Peripherals	4.1%
Semiconductors & Semiconductor Equipment	3.7%
Software	3.2%
Biotechnology	3.0%
Electrical Equipment	2.9%
Pharmaceuticals	2.5%
Specialized REITs	2.5%
Life Sciences Tools & Services	2.3%
Aerospace & Defense	2.1%
Retail REITs	2.0%
Multi-Utilities	2.0%
Metals & Mining	2.0%
Consumer Staples Distribution & Retail	2.0%
Specialty Retail	1.9%
Health Care Providers & Services	1.9%
Passenger Airlines	1.8%
Building Products	1.7%
Food Products	1.5%
Consumer Finance	1.4%
Real Estate Management & Development	1.4%
Health Care Equipment & Supplies	1.4%
Industry Classification	% of Net Assets
Hotels, Restaurants & Leisure	1.3%
Media	1.2%
Energy Equipment & Services	1.1%
Construction & Engineering	1.1%
Trading Companies & Distributors	1.1%
Chemicals	1.1%
IT Services	1.1%
Affiliated Mutual Fund - Short Term Investment (0.7% represents investments purchased with collateral from securities on loan)	1.0%
Banks	0.9%
Diversified Consumer Services	0.9%
Hotel & Resort REITs	0.8%
Containers & Packaging	0.8%
Air Freight & Logistics	0.7%
Household Products	0.7%
Gas Utilities	0.7%
Automobile Components	0.7%
Financial Services	0.5%
Beverages	0.5%
Ground Transportation	0.5%
Others*	3.2%
100.8%
Liabilities in excess of other assets	(0.8)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R
Shareholder Report [Line Items]
Fund Name	PGIM Quant Solutions Mid-Cap Value Fund
Class Name	Class R
Trading Symbol	SDVRX
Annual or Semi-Annual Statement [Text Block]	This
semiannual shareholder report
contains important information about the Class R shares of the PGIM Quant Solutions Mid-Cap Value Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Mid-Cap Value Fund—Class R	$78	1.45%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	1.45%
Net Assets	$ 179,859,455
Holdings Count | Holding	256
Investment Company, Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?
Fund’s net assets	$ 179,859,455
Number of fund holdings	256
Portfolio turnover rate for the period	49%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Industry Classification	% of Net Assets
Oil, Gas & Consumable Fuels	7.1%
Machinery	6.8%
Electronic Equipment, Instruments & Components	6.0%
Insurance	4.9%
Capital Markets	4.5%
Electric Utilities	4.3%
Technology Hardware, Storage & Peripherals	4.1%
Semiconductors & Semiconductor Equipment	3.7%
Software	3.2%
Biotechnology	3.0%
Electrical Equipment	2.9%
Pharmaceuticals	2.5%
Specialized REITs	2.5%
Life Sciences Tools & Services	2.3%
Aerospace & Defense	2.1%
Retail REITs	2.0%
Multi-Utilities	2.0%
Metals & Mining	2.0%
Consumer Staples Distribution & Retail	2.0%
Specialty Retail	1.9%
Health Care Providers & Services	1.9%
Passenger Airlines	1.8%
Building Products	1.7%
Food Products	1.5%
Consumer Finance	1.4%
Real Estate Management & Development	1.4%
Health Care Equipment & Supplies	1.4%
Industry Classification	% of Net Assets
Hotels, Restaurants & Leisure	1.3%
Media	1.2%
Energy Equipment & Services	1.1%
Construction & Engineering	1.1%
Trading Companies & Distributors	1.1%
Chemicals	1.1%
IT Services	1.1%
Affiliated Mutual Fund - Short Term Investment (0.7% represents investments purchased with collateral from securities on loan)	1.0%
Banks	0.9%
Diversified Consumer Services	0.9%
Hotel & Resort REITs	0.8%
Containers & Packaging	0.8%
Air Freight & Logistics	0.7%
Household Products	0.7%
Gas Utilities	0.7%
Automobile Components	0.7%
Financial Services	0.5%
Beverages	0.5%
Ground Transportation	0.5%
Others*	3.2%
100.8%
Liabilities in excess of other assets	(0.8)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS Z
Shareholder Report [Line Items]
Fund Name	PGIM Quant Solutions Mid-Cap Value Fund
Class Name	Class Z
Trading Symbol	SPVZX
Annual or Semi-Annual Statement [Text Block]	This
semiannual shareholder report
contains important information about the Class Z shares of the PGIM Quant Solutions Mid-Cap Value Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Mid-Cap Value Fund—Class Z	$47	0.88%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.88%
Net Assets	$ 179,859,455
Holdings Count | Holding	256
Investment Company, Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?
Fund’s net assets	$ 179,859,455
Number of fund holdings	256
Portfolio turnover rate for the period	49%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Industry Classification	% of Net Assets
Oil, Gas & Consumable Fuels	7.1%
Machinery	6.8%
Electronic Equipment, Instruments & Components	6.0%
Insurance	4.9%
Capital Markets	4.5%
Electric Utilities	4.3%
Technology Hardware, Storage & Peripherals	4.1%
Semiconductors & Semiconductor Equipment	3.7%
Software	3.2%
Biotechnology	3.0%
Electrical Equipment	2.9%
Pharmaceuticals	2.5%
Specialized REITs	2.5%
Life Sciences Tools & Services	2.3%
Aerospace & Defense	2.1%
Retail REITs	2.0%
Multi-Utilities	2.0%
Metals & Mining	2.0%
Consumer Staples Distribution & Retail	2.0%
Specialty Retail	1.9%
Health Care Providers & Services	1.9%
Passenger Airlines	1.8%
Building Products	1.7%
Food Products	1.5%
Consumer Finance	1.4%
Real Estate Management & Development	1.4%
Health Care Equipment & Supplies	1.4%
Industry Classification	% of Net Assets
Hotels, Restaurants & Leisure	1.3%
Media	1.2%
Energy Equipment & Services	1.1%
Construction & Engineering	1.1%
Trading Companies & Distributors	1.1%
Chemicals	1.1%
IT Services	1.1%
Affiliated Mutual Fund - Short Term Investment (0.7% represents investments purchased with collateral from securities on loan)	1.0%
Banks	0.9%
Diversified Consumer Services	0.9%
Hotel & Resort REITs	0.8%
Containers & Packaging	0.8%
Air Freight & Logistics	0.7%
Household Products	0.7%
Gas Utilities	0.7%
Automobile Components	0.7%
Financial Services	0.5%
Beverages	0.5%
Ground Transportation	0.5%
Others*	3.2%
100.8%
Liabilities in excess of other assets	(0.8)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R2
Shareholder Report [Line Items]
Fund Name	PGIM Quant Solutions Mid-Cap Value Fund
Class Name	Class R2
Trading Symbol	PMVEX
Annual or Semi-Annual Statement [Text Block]	This
semiannual shareholder report
contains important information about the Class R2 shares of the PGIM Quant Solutions Mid-Cap Value Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Mid-Cap Value Fund—Class R2	$66	1.23%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.23%
Net Assets	$ 179,859,455
Holdings Count | Holding	256
Investment Company, Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?
Fund’s net assets	$ 179,859,455
Number of fund holdings	256
Portfolio turnover rate for the period	49%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S
HOLDINGS
AS OF 4/30/2026?

Industry Classification	% of Net Assets
Oil, Gas & Consumable Fuels	7.1%
Machinery	6.8%
Electronic Equipment, Instruments & Components	6.0%
Insurance	4.9%
Capital Markets	4.5%
Electric Utilities	4.3%
Technology Hardware, Storage & Peripherals	4.1%
Semiconductors & Semiconductor Equipment	3.7%
Software	3.2%
Biotechnology	3.0%
Electrical Equipment	2.9%
Pharmaceuticals	2.5%
Specialized REITs	2.5%
Life Sciences Tools & Services	2.3%
Aerospace & Defense	2.1%
Retail REITs	2.0%
Multi-Utilities	2.0%
Metals & Mining	2.0%
Consumer Staples Distribution & Retail	2.0%
Specialty Retail	1.9%
Health Care Providers & Services	1.9%
Passenger Airlines	1.8%
Building Products	1.7%
Food Products	1.5%
Consumer Finance	1.4%
Real Estate Management & Development	1.4%
Health Care Equipment & Supplies	1.4%
Industry Classification	% of Net Assets
Hotels, Restaurants & Leisure	1.3%
Media	1.2%
Energy Equipment & Services	1.1%
Construction & Engineering	1.1%
Trading Companies & Distributors	1.1%
Chemicals	1.1%
IT Services	1.1%
Affiliated Mutual Fund - Short Term Investment (0.7% represents investments purchased with collateral from securities on loan)	1.0%
Banks	0.9%
Diversified Consumer Services	0.9%
Hotel & Resort REITs	0.8%
Containers & Packaging	0.8%
Air Freight & Logistics	0.7%
Household Products	0.7%
Gas Utilities	0.7%
Automobile Components	0.7%
Financial Services	0.5%
Beverages	0.5%
Ground Transportation	0.5%
Others*	3.2%
100.8%
Liabilities in excess of other assets	(0.8)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R4
Shareholder Report [Line Items]
Fund Name	PGIM Quant Solutions Mid-Cap Value Fund
Class Name	Class R4
Trading Symbol	PMVFX
Annual or Semi-Annual Statement [Text Block]	This
semiannual shareholder report
contains important information about the Class R4 shares of the PGIM Quant Solutions Mid-Cap Value Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Mid-Cap Value Fund—Class R4	$52	0.98%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.98%
Net Assets	$ 179,859,455
Holdings Count | Holding	256
Investment Company, Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?
Fund’s net assets	$ 179,859,455
Number of fund holdings	256
Portfolio turnover rate for the period	49%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Industry Classification	% of Net Assets
Oil, Gas & Consumable Fuels	7.1%
Machinery	6.8%
Electronic Equipment, Instruments & Components	6.0%
Insurance	4.9%
Capital Markets	4.5%
Electric Utilities	4.3%
Technology Hardware, Storage & Peripherals	4.1%
Semiconductors & Semiconductor Equipment	3.7%
Software	3.2%
Biotechnology	3.0%
Electrical Equipment	2.9%
Pharmaceuticals	2.5%
Specialized REITs	2.5%
Life Sciences Tools & Services	2.3%
Aerospace & Defense	2.1%
Retail REITs	2.0%
Multi-Utilities	2.0%
Metals & Mining	2.0%
Consumer Staples Distribution & Retail	2.0%
Specialty Retail	1.9%
Health Care Providers & Services	1.9%
Passenger Airlines	1.8%
Building Products	1.7%
Food Products	1.5%
Consumer Finance	1.4%
Real Estate Management & Development	1.4%
Health Care Equipment & Supplies	1.4%
Industry Classification	% of Net Assets
Hotels, Restaurants & Leisure	1.3%
Media	1.2%
Energy Equipment & Services	1.1%
Construction & Engineering	1.1%
Trading Companies & Distributors	1.1%
Chemicals	1.1%
IT Services	1.1%
Affiliated Mutual Fund - Short Term Investment (0.7% represents investments purchased with collateral from securities on loan)	1.0%
Banks	0.9%
Diversified Consumer Services	0.9%
Hotel & Resort REITs	0.8%
Containers & Packaging	0.8%
Air Freight & Logistics	0.7%
Household Products	0.7%
Gas Utilities	0.7%
Automobile Components	0.7%
Financial Services	0.5%
Beverages	0.5%
Ground Transportation	0.5%
Others*	3.2%
100.8%
Liabilities in excess of other assets	(0.8)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R6
Shareholder Report [Line Items]
Fund Name	PGIM Quant Solutions Mid-Cap Value Fund
Class Name	Class R6
Trading Symbol	PMVQX
Annual or Semi-Annual Statement [Text Block]	This
semiannual shareholder report
contains important information about the Class R6 shares of the PGIM Quant Solutions Mid-Cap Value Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Mid-Cap Value Fund—Class R6	$39	0.73%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.73%
Net Assets	$ 179,859,455
Holdings Count | Holding	256
Investment Company, Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?
Fund’s net assets	$ 179,859,455
Number of fund holdings	256
Portfolio turnover rate for the period	49%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Industry Classification	% of Net Assets
Oil, Gas & Consumable Fuels	7.1%
Machinery	6.8%
Electronic Equipment, Instruments & Components	6.0%
Insurance	4.9%
Capital Markets	4.5%
Electric Utilities	4.3%
Technology Hardware, Storage & Peripherals	4.1%
Semiconductors & Semiconductor Equipment	3.7%
Software	3.2%
Biotechnology	3.0%
Electrical Equipment	2.9%
Pharmaceuticals	2.5%
Specialized REITs	2.5%
Life Sciences Tools & Services	2.3%
Aerospace & Defense	2.1%
Retail REITs	2.0%
Multi-Utilities	2.0%
Metals & Mining	2.0%
Consumer Staples Distribution & Retail	2.0%
Specialty Retail	1.9%
Health Care Providers & Services	1.9%
Passenger Airlines	1.8%
Building Products	1.7%
Food Products	1.5%
Consumer Finance	1.4%
Real Estate Management & Development	1.4%
Health Care Equipment & Supplies	1.4%
Industry Classification	% of Net Assets
Hotels, Restaurants & Leisure	1.3%
Media	1.2%
Energy Equipment & Services	1.1%
Construction & Engineering	1.1%
Trading Companies & Distributors	1.1%
Chemicals	1.1%
IT Services	1.1%
Affiliated Mutual Fund - Short Term Investment (0.7% represents investments purchased with collateral from securities on loan)	1.0%
Banks	0.9%
Diversified Consumer Services	0.9%
Hotel & Resort REITs	0.8%
Containers & Packaging	0.8%
Air Freight & Logistics	0.7%
Household Products	0.7%
Gas Utilities	0.7%
Automobile Components	0.7%
Financial Services	0.5%
Beverages	0.5%
Ground Transportation	0.5%
Others*	3.2%
100.8%
Liabilities in excess of other assets	(0.8)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets